CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Sales	$ 800,365	$ 814,587
Cost of goods sold	346,787	393,102
Gross profit	453,578	421,485
Operating expenses:
Selling, general and administrative expenses	4,891,525	6,601,353
Research and development	134,544	274,005
Total operating expenses	5,026,069	6,875,358
Loss from operations	(4,572,491)	(6,453,873)
Other income (expense)
Interest income	21	$ 276
Gain from reversal of litigation accrual	448,044
Gain (loss) on conversion of interest	12,841	$ (201,175)
Other income	2,278	$ 17,000
Loss on settlement	$ (412,867)
Loss on sale of assets		$ (11,413)
Loss on extinguishment of debt	$ (596,648)
Interest expense	(394,903)	$ (462,760)
Total other income (expense)	(941,234)	(658,072)
Net loss	$ (5,513,725)	$ (7,111,945)
Net loss per common share - basic and diluted	$ (0.12)	$ (0.20)
Weighted average shares outstanding - basic and diluted	45,190,119	36,410,142